Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Scheduled of income tax benefit

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Computed expected benefit of income taxes	$(2,229,950)	$(1,773,096)	$(1,242,363)
Share-based compensation and permanent differences	1,220,577	925,449	593,885
Non-deductible interest expense	364,680	334,556	79,418
Expiry of tax credits	525,830	773,050	929,432
True up of prior year balances	(30,092)	99,348	1,214,608
Increase (decrease) in valuation allowance	148,955	(359,307)	(1,574,980)
Income tax provision	$—	$—	$—

Scheduled of net deferred income tax asset

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net operating loss carried forward	$36,124,160	$35,414,853	$37,125,837
Tax rate	21%	21%	21%
Deferred income tax assets	7,586,074	7,437,119	7,796,426
Valuation allowance	(7,586,074)	(7,437,119)	(7,796,426)
Net deferred income tax asset	$—	$—	$—

Scheduled of operating loss carryforward

Fiscal Year	United States $	Singapore $	Canada $	Total $	Expiry Date
2003	2,776,000	—	—	2,776,000	2023
2004	1,251,000	—	—	1,251,000	2024
2005	1,304,000	—	—	1,304,000	2025
2006	1,532,000	—	—	1,532,000	2026
2007	1,480,000	—	—	1,480,000	2027
2008	1,600,000	—	—	1,600,000	2028
2009	1,723,000	—	—	1,723,000	2029
2010	823,000	—	—	823,000	2030
2011	1,747,000	—	—	1,747,000	2031
2012	1,638,000	—	—	1,638,000	2032
2013	1,403,000	—	—	1,403,000	2033
2014	2,595,000	—	—	2,595,000	2034
2015	1,619,000	—	—	1,619,000	2035
2016	1,171,000	—	—	1,171,000	2036
2017	928,000	—	—	928,000	2037
2018	720,000	—	—	720,000	2038
2019	3,921,000	—	—	3,921,000	2039
2020	2,236,000	—	—	2,236,000	2040
2021	2,400,000	187,000	—	2,587,000	2041
2022	2,325,000	743,000	2,000	3,070,000	2042
Total	35,192,000	930,000	2,000	36,124,000